Convertible Redeemable Preferred Shares - Additional Information (Detail)	1 Months Ended					12 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Jul. 31, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 30, 2020 CNY (¥) shares	Nov. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 USD ($) shares	Nov. 30, 2018 CNY (¥) shares	Nov. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Aug. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)
Cash consideration | ¥						¥ 1,328,000
Preferred stockpar or stated per share | ¥ / shares	¥ 0.08
Deemed dividend | ¥	¥ 67,975,000
Annual rate of terutn on compound interest						(12.00%)
Internal rate of return on compound interest						8.00%
Simple Interest Rate						6.00%
Conversion of preferred stock						2,437,739,290
Preferred Stock, Conversion Basis						one-to-one
Light Up Investment Holdings Limited [Member]
Cash consideration | ¥						¥ 3,000,000.0
Maple Ocean L.P. [Member]
Cash consideration | ¥						¥ 5,600,000
IPO [Member]
Redemption of convertible preferred stock						Jun. 28, 2025
Preferred Stock [Member]
Annual rate of terutn on compound interest						10.00%
Series A Plus Preferred Stock [Member]
Equity interest, percentage							0.39%	0.39%
Series B Preferred Stock [Member]
Cash consideration																		¥ 420,400,000	$ 61,000,000.0
Net Issuance Cost																		¥ 2,500,000	$ 400,000
Shares issued																		352,107,646	352,107,646
Consideration received							¥ 348,200,000	$ 50,500,000
Series C Preferred Stock [Member]
Cash consideration																¥ 993,800,000	$ 147,500,000
Net Issuance Cost																¥ 16,900,000	$ 2,500,000
Shares issued																542,794,072	542,794,072
Series C Plus Preferred Stock [Member]
Cash consideration														¥ 426,000,000.0	$ 60,300,000
Net Issuance Cost														¥ 1,200,000	$ 200,000
Shares issued														170,632,018	170,632,018
Series C Plus Plus Preferred Stock [Member]
Cash consideration												¥ 349,500,000	$ 50,000,000.0
Net Issuance Cost												¥ 85,400	$ 12,200
Shares issued												120,971,053	120,971,053
Series D Preferred Stock [Member]
Cash consideration	755,200,000								¥ 944,300,000	$ 143,900,000	$ 106,700,000
Net Issuance Cost	¥ 87,900										$ 12,400
Shares issued	220,257,916								297,006,585	297,006,585	220,257,916
Preferred stockpar or stated per share | (per share)	¥ 0.30										$ 0.48
Deemed dividend | ¥	¥ 90,268,000
Series Pre A Preferred Stock [Member]
Subscription price per share rate						120.00%
PreA Equity [Member] | Preferred Stock [Member]
Equity interest, percentage					16.00%
Cash consideration					¥ 39,700,000																		$ 5,900,000
Net Issuance Cost					¥ 300,000																		$ 49,900
A Equity [Member] | Preferred Stock [Member]
Equity interest, percentage				18.00%
Cash consideration				¥ 96,500,000																		$ 14,000,000.0
Net Issuance Cost				¥ 500,000																		$ 69,100
A Plus Equity [Member] | Preferred Stock [Member]
Equity interest, percentage		8.00%	8.00%
Cash consideration		¥ 62,900,000	¥ 62,900,000																	$ 9,500,000	$ 9,500,000
Net Issuance Cost		¥ 100,000	¥ 100,000																	$ 15,200	$ 15,200